Client Money (segregated) - Disclosure of Detailed Information on Segregated Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Client Money [Abstract]
Segregated assets at banks (not recognised)	$ 4,982.4	$ 4,116.4
Segregated assets at exchanges, clearing houses and other counterparties (not recognised)	1,101.2	2,084.6
Segregated assets at exchanges, clearing houses and other counterparties (recognised)	3,016.5	4,415.6
Segregated assets	$ 9,100.1	$ 10,616.6